UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.	JULY 31, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 66.3%
	COMMON STOCKS – 65.5%
	AIRLINES – 0.6%
1,500,000	Aeroflot – Russian Airlines	$3,802,500
	CHEMICALS – 1.9%
250,000	Uralkali (GDR) Reg S*	12,315,000
	COMMERCIAL BANKS – 9.3%
16,500,000	Sberbank	60,555,000
	CONSTRUCTION MATERIALS – 1.2%
1,000,000	LSR Group (GDR) Reg S	7,550,000
	ELECTRIC UTILITIES – 0.6%
216,633	OJSC Enel OGK-5 (GDR)*	977,665
600,000	RusHydro (ADR)	3,000,000
		3,977,665
	FOOD & STAPLES RETAILING – 1.1%
247,710	Magnit (GDR) (144A)	7,090,600
	MEDIA – 1.1%
350,000	CTC Media†	7,304,500
	METALS & MINING – 7.1%
250,000	Evraz Group (GDR)*	8,350,000
500,000	Mechel Steel Group†	12,454,500
50,000	MMC Norilsk Nickel	13,200,000
150,000	Polymetal JSC*	3,112,500
900,000	Raspadskaya	5,445,000
200,000	Severstal (GDR) Reg S*	3,844,000
		46,406,000
	OIL, GAS & CONSUMABLE FUELS – 35.8%
3,198,000	Gazprom	22,785,750
4,620,000	Gazprom (ADR)	66,759,000
300,000	LUKOIL	20,075,220
415,000	LUKOIL (ADR)	27,846,500
325,000	NovaTek (GDR) Reg S	50,635,000
285,000	Rosneft Oil	2,430,993
2,500,000	Rosneft Oil (GDR) Reg S	21,325,000
500,000	Tatneft (ADR)	20,915,000
52,000	Vostok Gas*†	1,813
		232,774,276

Shares	Description	Value(a)
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
1,000,000	Etalon Group Ltd.* (GDR) Reg S	$7,000,000
	ROAD & RAIL – 0.7%
250,000	Globaltrans Investment (GDR) Reg S	4,562,500
	WIRELESS TELECOMMUNICATION SERVICES – 5.0%
1,200,000	Mobile Telesystems	10,620,000
325,000	Mobile Telesystems (ADR)†	5,973,727
250,000	Mobile Telesystems (GDR) Reg S	4,595,175
200,000	Sistema JSFC (GDR) Reg S	4,952,000
525,000	VimpelCom Ltd. (ADR)	6,541,500
		32,682,402
	Total Common Stocks (cost $261,500,751)	426,020,443
	PREFERRED STOCKS – 0.8%
	OIL, GAS & CONSUMABLE FUELS – 0.8%
1,000,000	Surgutneftegaz (ADR)† (cost $4,690,963)	5,064,580
	Total Investments in Russian Securities (cost $266,191,714)	431,085,023
INVESTMENTS IN POLISH COMMON STOCKS – 13.6%
	COMMERCIAL BANKS – 3.6%
100,000	Bank Pekao	5,715,413
35,000	BRE Bank*†	3,999,534
900,000	Powszechna Kasa Oszczednosci Bank Polski	13,277,841
		22,992,788
	DIVERSIFIED FINANCIAL SERVICES – 0.8%
300,000	Warsaw Stock Exchange†	5,252,583
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
1,950,000	Netia*	4,057,836
1,000,000	Telekomunikacja Polska	6,257,176
		10,315,012

6

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN POLISH COMMON STOCKS – 13.6% (continued)
	INSURANCE – 2.2%
105,718	Powszechny Zaklad Ubezpieczen	$14,375,403
	MEDIA – 0.2%
216,039	TVN	1,309,938
	METALS & MINING – 3.1%
100,000	Jastrzebska Spolka Weglowa*	4,897,388
225,000	KGHM Polska Miedz†	15,410,627
		20,308,015
	OIL, GAS & CONSUMABLE FUELS – 2.1%
275,000	Grupa Lotos*	3,771,975
600,000	Polski Koncern Naftowy Orlen*	10,070,322
		13,842,297
	Total Investments in Polish Common Stocks (cost $59,145,057)	88,396,036
INVESTMENTS IN TURKISH COMMON STOCKS – 11.2%
	AUTOMOBILES – 0.4%
579,000	Tofas Turk Otomobil Fabrikasi	2,413,937
	COMMERCIAL BANKS – 3.9%
3,500,000	Asya Katilim Bankasi*	4,982,132
1,750,000	Turkiye Garanti Bankasi	7,775,462
500,000	Turkiye Halk Bankasi	3,528,886
2,500,010	Turkiye IS Bankasi	7,221,589
800,000	Yapi ve Kredi Bankasi*	1,920,191
		25,428,260
	CONSTRUCTION & ENGINEERING – 1.3%
2,400,000	Tekfen Holding	8,405,003
	DIVERSIFIED FINANCIAL SERVICES – 0.6%
1,000,000	Haci Omer Sabanci Holding	3,942,823
	FOOD & STAPLES RETAILING – 1.2%
150,000	Bim Birlesik Magazalar	5,136,986
750,000	Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret*	2,510,423
		7,647,409

Shares	Description	Value(a)
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.6%
1,750,000	Akenerji Elektrik Uretim*†	$3,741,811
	INDUSTRIAL CONGLOMERATES – 0.8%
550,000	Akfen Holding*	3,357,653
568,181	Enka Insaat ve Sanayi	1,566,813
		4,924,466
	INSURANCE – 0.6%
1,800,000	Anadolu Hayat Emeklilik	3,913,043
	MEDIA – 0.1%
1,500,000	Hurriyet Gazetecilik*	1,009,530
	METALS & MINING – 0.6%
275,000	Koza Altin Isletmeleri	4,029,184
	OIL, GAS & CONSUMABLE FUELS – 0.5%
1,483,516	Turcas Petrolculuk†	3,021,813
	TRANSPORTATION INFRASTRUCTURE – 0.6%
850,000	TAV Havalimanlari Holding*	4,181,656
	Total Investments in Turkish Common Stocks (cost $55,024,977)	72,658,935
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 1.8%
	COMMERCIAL BANKS – 0.8%
22,500	Komercni Banka	5,019,734
	ELECTRIC UTILITIES – 1.0%
125,000	Ceske Energeticke Zavody	6,454,389
	Total Investments in Czech Republic Common Stocks (cost $5,750,836)	11,474,123

7

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 1.7%
	COMMERCIAL BANKS – 1.7%
375,000	OTP Bank	$10,888,966
	Total Investments in Hungarian Common Stocks (cost $4,369,816)	10,888,966
	Total Investments in Common and Preferred Stocks – 94.6% (cost $390,482,400)	614,503,083
SECURITIES LENDING COLLATERAL – 6.1%
39,662,320	Daily Assets Fund Institutional, 0.13% (cost $39,662,320)(b)(c)	39,662,320
CASH EQUIVALENTS – 3.8%
24,586,514	Central Cash Management Fund, 0.12% (cost $24,586,514)(c)	24,586,514
	Total Investments – 104.5% (cost $454,731,234)**	678,751,917
	Other Assets and Liabilities, Net – (4.5%)	(29,047,061)
	NET ASSETS – 100.0%	$649,704,856

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $454,816,784. At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $223,935,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $240,651,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,716,147.

†  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $38,190,147, which is 5.9% of net assets.

(a)  Value stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

8

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$368,144,045	$62,939,165	$1,813	$431,085,023
Poland	88,396,036	—	—	88,396,036
Turkey	72,658,935	—	—	72,658,935
Czech Republic	11,474,123	—	—	11,474,123
Hungary	10,888,966	—	—	10,888,966
Short-Term Instruments(d)	64,248,834	—	—	64,248,834
Total	$615,810,939	$62,939,165	$1,813	$678,751,917

(d) See Schedule of Investments for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Russia
Balance as of October 31, 2010	$1,705
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	108
Amortization premium/discount	—
Net purchases	—
Net (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2011	$1,813
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2011	$108

Transfers between price levels are recognized at the beginning of the reporting period.

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011